Loans and Debentures - Summary of Foreign Loan Maturity (Detail) - 12 months ended Dec. 31, 2019 R$ in Thousands, $ in Thousands	BRL (R$)	USD ($)
Summary of loans debentures and finance leases [line items]
Cost in percentage of CDI	104.40%	104.40%
Loan maturity, amount	R$ 1,666,092	$ 413,351
Charges [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, amount	R$ 73,965	$ 18,351
Foreign loan one [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, date	21-Jul	21-Jul
Cost in percentage of CDI	101.80%	101.80%
Loan maturity, amount	R$ 241,842	$ 60,000
Foreign loan two [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, date	22-Jun	22-Jun
Cost in percentage of CDI	105.00%	105.00%
Loan maturity, amount	R$ 403,070	$ 100,000
Foreign loan three [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, date	23-Jul	23-Jul
Cost in percentage of CDI	104.80%	104.80%
Loan maturity, amount	R$ 201,535	$ 50,000
Foreign loan four [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, date	23-Sep	23-Sep
Cost in percentage of CDI	105.00%	105.00%
Loan maturity, amount	R$ 241,842	$ 60,000
Foreign loan five [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, date	23-Sep	23-Sep
Cost in percentage of CDI	104.70%	104.70%
Loan maturity, amount	R$ 261,996	$ 65,000
Foreign loan six [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, date	23-Nov	23-Nov
Cost in percentage of CDI	104.50%	104.50%
Loan maturity, amount	R$ 241,842	$ 60,000